Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 90.6%
BlackRock Advantage Emerging Markets Fund, Class K	169,283	$2,051,711
Diversified Equity Master Portfolio	$8,776,642	8,776,642
International Tilts Master Portfolio	$2,790,819	2,790,819
iShares Developed Real Estate Index Fund, Class K	76,531	847,199
iShares MSCI Canada ETF	13,635	494,950
iShares MSCI EAFE Small-Cap ETF(b)	15,800	1,175,678
iShares Russell 2000 ETF(b)	756	165,375

		16,302,374

Fixed-Income Funds — 1.2%
CoreAlpha Bond Master Portfolio	$44,576	44,576
iShares Core U.S. Aggregate Bond ETF	935	107,366
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	223	29,666
iShares TIPS Bond ETF	70	8,938
Master Total Return Portfolio	$16,410	16,410

		206,956

Security	Shares	Value

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	742,023	$742,394
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	1,294,655	1,294,655

		2,037,049

Total Investments — 103.1% (Cost: $16,917,575)		18,546,379

Liabilities in Excess of Other Assets — (3.1)%		(559,962)

Net Assets — 100.0%		$17,986,417

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$1,306,936	$918,563		$(74,078)		$(4,141)	$(95,569)	$2,051,711	169,283	$9,276		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	916,440	—		(173,971	)(a)	(75)	—	742,394	742,023	1,360	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	298,259	996,396	(a)	—		—	—	1,294,655	1,294,655	73		—
CoreAlpha Bond Master Portfolio	26,876	18,900	(a)	—		48	(1,248)	44,576	$44,576	652		—
Diversified Equity Master Portfolio	5,851,950	2,010,998	(a)	—		1,353,160	(439,466)	8,776,642	$8,776,642	54,621		—
International Tilts Master Portfolio	1,739,277	918,922	(a)	—		192,797	(60,177)	2,790,819	$2,790,819	39,870		—
iShares Core U.S. Aggregate Bond ETF	53,776	73,614		(18,353)		(355)	(1,316)	107,366	935	1,135		—
iShares Developed Real Estate Index Fund, Class K	521,849	280,791		(24,511)		128	68,942	847,199	76,531	16,363		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,692	4,853		—		—	(879)	29,666	223	424		—
iShares MSCI Canada ETF	258,161	188,032		—		—	48,757	494,950	13,635	2,604		—
iShares MSCI EAFE Small-Cap ETF	712,959	957,557		(541,667)		20,302	26,527	1,175,678	15,800	10,668		—
iShares Russell 2000 ETF	139,399	37,180		(26,733)		2,881	12,648	165,375	756	1,051		—
iShares TIPS Bond ETF	8,936	—		—		—	2	8,938	70	280		—
Master Total Return Portfolio	16,486	290	(a)	—		122	(488)	16,410	$16,410	366		—

						$1,564,867	$(442,267)	$18,546,379		$138,743		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX Mini Index	25	10/15/21	$255	$409
FTSE 100 Index	1	12/17/21	95	1,150
Mini FTSE/MIB Index	9	12/17/21	265	(764)
MSCI EAFE Index	5	12/17/21	567	(25,067)
S&P 500 Micro E-Mini Index	28	12/17/21	602	(21,061)

				(45,333)

Short Contracts
Mini TPX Index	16	12/09/21	292	(1,193)

				$(46,526)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,000	USD	9,471	Bank of America N.A.	12/15/21	$4
USD	13,878	AUD	19,000	Nomura International PLC	12/15/21	137
USD	191,233	AUD	259,103	Standard Chartered Bank	12/15/21	3,853
USD	27,238	EUR	23,000	Deutsche Bank AG	12/15/21	557
USD	191,301	JPY	21,070,341	Morgan Stanley & Co. International PLC	12/15/21	1,865

						6,416

EUR	513,849	USD	608,550	Bank of America N.A.	12/15/21	(12,453)
USD	14,984	CAD	19,000	Bank of America N.A.	12/15/21	(16)
USD	23,685	CAD	30,000	Bank of America N.A.	12/15/21	(1)
USD	189,026	CAD	239,516	Morgan Stanley & Co. International PLC	12/15/21	(73)

						(12,543)

						$(6,127)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$4,734,913	$—	$—	$4,734,913
Fixed-Income Funds	145,970	—	—	145,970
Money Market Funds	2,037,049	—	—	2,037,049

	$6,917,932	$—	$—	6,917,932

Investments Valued at NAV(a)				11,628,447

				$18,546,379

Derivative Financial Instruments(b)
Assets
Equity Contracts	$1,559	$—	$—	$1,559
Foreign Currency Exchange Contracts	—	6,416	—	6,416
Liabilities
Equity Contracts	(48,085)	—	—	(48,085)
Foreign Currency Exchange Contracts	—	(12,543)	—	(12,543)

	$(46,526)	$(6,127)	$—	$(52,653)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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